Revenues (Details) - Schedule of Company’s Revenues	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Company’s Revenues Disaggregated [Line Items]
Total revenues	$ 11,980,435	$ 1,530,870	$ 12,532,531
Total revenues, change in percent	(4.40%)	(4.40%)
Total revenues, change in rate	$ (552,096)
General Corporate Consultancy Services [Member]
Schedule of Company’s Revenues Disaggregated [Line Items]
Revenues	$ 9,300,000	$ 1,188,362	9,300,000
Revenues, change in percent
Revenues, change in rate
Internal control advisory services [Member]
Schedule of Company’s Revenues Disaggregated [Line Items]
Revenues	$ 520,080	$ 66,456	486,400
Revenues, change in percent	6.90%	6.90%
Revenues, change in rate	$ 33,680
Subtotal Accounting and Corporate Consultancy Services [Member]
Schedule of Company’s Revenues Disaggregated [Line Items]
Revenues	$ 9,820,080	$ 1,254,818	9,786,400
Revenues, change in percent	0.30%	0.30%
Revenues, change in rate	$ 33,680
Taxation Services [Member]
Schedule of Company’s Revenues Disaggregated [Line Items]
Revenues	$ 950,000	$ 121,392	1,240,000
Revenues, change in percent	(23.40%)	(23.40%)
Revenues, change in rate	$ (290,000)
Company Secretarial Services [Member]
Schedule of Company’s Revenues Disaggregated [Line Items]
Revenues	$ 1,210,355	$ 154,660	$ 1,506,131
Revenues, change in percent	(19.60%)	(19.60%)
Revenues, change in rate	$ (295,776)